OTHER LIABILITIES - Scheduled Maturities (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
OTHER LIABILITIES
Next 12 months	$ 213
One to five years	233
More than five years	0
Total obligation-end of period-undiscounted	446
Present value discount adjustment	(29)
Total obligation-end of period-discounted	417
Loan Liabilities
OTHER LIABILITIES
Next 12 months	52
One to five years	83
More than five years	0
Total obligation-end of period-undiscounted	135
Present value discount adjustment	(5)
Total obligation-end of period-discounted	130
Lease Liabilities
OTHER LIABILITIES
Next 12 months	161
One to five years	150
More than five years	0
Total obligation-end of period-undiscounted	311
Present value discount adjustment	(24)
Total obligation-end of period-discounted	$ 287